Intangible assets	6 Months Ended
Jun. 30, 2025
Intangible assets and goodwill [abstract]
Intangible assets	Intangible assets
The detail of Intangible Assets - Goodwill at 30 June 2025 and 31 December 2024, based on the cash-generating units giving rise thereto, is as follows:

	EUR million
	30-06-2025	31-12-2024
Banco Santander (Brazil)	3,061	3,079
SAM Investment Holdings Limited	1,444	1,444
Santander Consumer Germany	1,304	1,304
Santander Portugal	1,040	1,040
Santander España	998	998
Santander US Auto	944	1,068
Santander Holding USA (ex. Auto)	765	865
Santander UK	620	641
Banco Santander - Chile	454	482
Grupo Financiero Santander (Mexico)	441	453
Ebury Partners	329	340
Santander Consumer Nordics	211	211
Santander Bank Polska	—	1,178
Other entities	349	335
Total Goodwill	11,960	13,438
During the first six months of 2025 there has been an decrease in goodwill of EUR 1,478 million, of which EUR 1,178 million corresponds to the reclassification in the consolidated balance sheet of the goodwill of Santander Bank Polska under the heading 'Non-current assets held for sale' (see Notes 2 and 6). The remaining amount is mainly due to exchange differences (see Note 11), which in accordance with current regulations, have been recorded with a credit to the heading 'Other comprehensive income - Items that can be reclassified in results- Foreign currency translation' of equity through the Statement of recognized income and expenses.
Note 17 of the consolidated annual accounts for the year ended 31 December 2024 includes detailed information on the procedures followed by Grupo Santander to analyse the potential impairment of the goodwill recognised with the respect to its recoverable amount and to recognise the related impairment losses, where appropriate.
In accordance with IAS 36, a Cash Generating Unit (CGU) to which goodwill has been assigned should be subjected to an annual impairment test, and when there are signs of impairment.
In accordance with all mentioned before and the analysis made of the information available on the evolution of the different cash-generating units that could reveal the existence of indications of impairment, the directors of the Grupo Santander have concluded that during the first six months of 2025 , there were no triggers that required the recording of impairments.